Investment Objectives and Goals - COMSTOCK CAPITAL VALUE FUND	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Comstock Capital Value Fund (the “Fund”), a series of the Company, seeks to maximize total return, consisting of capital appreciation and current income.